AT-THE-MARKET ("ATM") SALES AGREEMENT WITH HCW	6 Months Ended
Jun. 30, 2023
Disclosure Of Issuances Of Share Capital [Abstract]
AT-THE-MARKET (“ATM”) SALES AGREEMENT WITH HCW
NOTE 4 – AT-THE-MARKET (“ATM”) SALES AGREEMENT WITH HCW

The Company maintains an ATM facility with H.C. Wainwright & Co., LLC (“HCW”) pursuant to an ATM sales agreement entered into in September 2021. In accordance with the agreement, the Company is entitled, at its sole discretion, to offer and sell through HCW, acting as a sales agent, ADSs having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remains in effect. The Company has agreed to pay HCW a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. During the six months ended June 30, 2023, no ADSs were issued by the Company. From the effective date of the agreement through the issuance date of this report, 608,651 ADSs have been sold under the program for total gross proceeds of approximately $1.4 million.